INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2017	2016
Bringg (see 1 below)	6,090	3,408
RTI (see 2 below)	4,621	8,387
IRT (see 2 below)	2,734	(266)
IRTA (see 2 below)	(301)	446
HK (see 2 below)	1,695	-
	14,839	11,975

1.	BRINGG Delivery Technologies Ltd. ("BRINGG") Formerly Overvyoo Ltd.

In December 2013, the Company invested US$1.4 million in Bringg Delivery Technologies Ltd. ("Bringg") (formerly Overvyoo Ltd.), an Israeli start-up company developing solutions for the management of mobile/field workforce. According to the agreement with Bringg, the Company invested in January and July 2015 additional amounts of US$1.1 million and US$2 million, respectively. During the years 2015-2017, additional investors not related to the Company, invested amounts of approximately $23.8 million in Bringg, which reduced the percentage of the shares held by the Company in Bringg, from 45% as of June 30, 2015 to 41.18%, 38.96% and 26.88%  as of December 31, 2015, 2016 and 2017 respectively . As a result of the reduction, the company recorded gain from the dilution in the consolidated statements of income for the respective years 2015, 2016 and 2017, under Share in gains (losses) of affiliated companies in the amounts of approximately US$ 0.8 million, US$ 0.4 million and US$ 4.4 million, respectively.

2.
In September 2015, one of the largest global road vehicles manufacturers signed a four year agreement with Ituran Road Track Monitoramento De Veiculos Ltda. ("IRT") to offer Ituran's services in the Brazilian market (such as vehicle security, personal safety, remote diagnostic, web and app application and concierge). The agreement has a long-term timeframe.

On May 2016, the same global automaker signed a four year agreement with Ituran Road Track Argentina S.A ("IRTA") to offer telematics services in the Argentinian market.

These services are provided through a joint venture as follows:

2.1	ITURAN ROAD TRACK MONITORAMENTO De Veiculos Ltda. (“IRT”)

In February 2015, IRT was established as a joint venture between the Company and Road Track in order to offer Ituran's services to the Brazilian market. Since IRT's inception and as at balance sheet date, Ituran holds 50% of the shares of IRT. IRT is jointly controlled and therefore is not consolidated in the company's financial statements.

2.2	RTI URUGUAY S.A. ("RTI")

In March 2015, RTI was established as a joint venture between the Company and Road Track in order to provide automatic vehicle location equipment to the same global road vehicles manufacturers as mentioned in section 2 above. Since RTI's inception and as at balance sheet date, Ituran holds 50% of the shares of RTI. RTI is jointly controlled and therefore is not consolidated in the company's financial statements.

2.3	ITURAN ROAD TRACK ARGENTINA S.A (“IRTA”)

In October 2015, IRTA was established as a joint venture between the Company and Road Track in order to offer Ituran's services in the Argentinian market. Since IRTA's inception and as at balance sheet date, Ituran holds 50% of the shares of IRTA. IRTA is jointly controlled and therefore is not consolidated in the company's financial statements.

2.4	GLOBAL TELEMATIC SOLUTIONS HK, LIMITED ("HK")

In October 2017, HK was established as a joint venture between the Company and Road Track in order to provide automatic vehicle location equipment to the same global road vehicles manufacturers as mentioned in section 2 above. Since HK's inception and as at balance sheet date, Ituran holds 50% of the shares of HK. HK is jointly controlled and therefore is not consolidated in the company's financial statements.

B.	Investment in other companies

As of December 31, 2017 the Company holds 19.15% of the shares of Locationet Systems Ltd. ("Locationet").

The balance of the Company’s investment in Locationet as of December 31, 2017 and 2016 was US$ 94,000 and US$ 85,000, respectively.

During 2017, we made two additional investments in two Israeli start-up companies (from mobile app development and visual sectors), of about 1.3 million USD in total.